Employee Benefits (Details) - Summary of principal actuarial assumptions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Summary of principal actuarial assumptions [Abstract]
Discount rate - addition of 0.5%	(42.00%)	(37.00%)
Rate of future salary increases - addition of 0.5%	35.00%	27.00%
Rate of employees leaving - addition of 5.0%	(25.00%)	(12.00%)
Mortality rate assumption, addition of 5.0%	(4.00%)	(2.00%)